Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance AI & Power Infrastructure ETF (AIPO)

listed on The Nasdaq Stock Market, LLC

January 30, 2026

Supplement to the Summary Prospectus,

and Prospectus,

each dated December 23, 2025

Effective immediately, in the section of the Summary Prospectus and Prospectus titled “Principal Investment Strategies – Eligible Universe,” section 4 is amended and restated as follows:

4.	Data Centers and AI Hardware: includes companies that meet the revenue threshold through:

●	ownership or operation of data centers, including those predominantly used for digital asset mining.
●	design and sale of AI Hardware (i.e., the general purpose and specialized computer parts and components, such as semiconductor chips, used to facilitate artificial intelligence tasks).

The changes reflected herein will not be reflected in the Fund’s portfolio until the Fund’s next rebalance on or about March 20, 2026.

Please retain this Supplement for future reference.

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